AMG Yacktman Focused Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2022
	Shares	Value
Common Stocks - 79.6%
Communication Services - 15.8%
Alphabet, Inc., Class C*	1,000,000	$96,150,000
Bolloré SA (France)	51,746,528	237,416,123
Fox Corp., Class B	3,000,000	85,500,000
News Corp., Class A	3,685,000	55,680,350
News Corp., Class B	200,000	3,084,000
The Walt Disney Co.*	300,000	28,299,000
Warner Bros Discovery, Inc.*	1,315,000	15,122,500

Total Communication Services		521,251,973
Consumer Discretionary - 4.0%
Booking Holdings, Inc.*	35,000	57,512,350
Continental AG (Germany)	250,000	11,093,335
Hyundai Home Shopping Network Corp. (South Korea)[1]	600,000	19,878,271
Hyundai Mobis Co., Ltd. (South Korea)	260,000	34,320,916
Rinnai Corp. (Japan)	110,000	7,904,399

Total Consumer Discretionary		130,709,271
Consumer Staples - 18.7%
Associated British Foods PLC (United Kingdom)	5,800,000	81,041,186
The Coca-Cola Co.	470,000	26,329,400
Hengan International Group Co., Ltd. (China)	5,872,300	26,254,021
Ingredion, Inc.	540,000	43,480,800
KT&G Corp. (South Korea)	1,800,000	108,683,999
PepsiCo, Inc.	1,095,000	178,769,700
The Procter & Gamble Co.	630,000	79,537,500
Sysco Corp.	375,000	26,516,250
Tyson Foods, Inc., Class A	700,000	46,151,000

Total Consumer Staples		616,763,856
Energy - 13.3%
Canadian Natural Resources, Ltd. (Canada)	4,190,000	195,128,300
ConocoPhillips	400,000	40,936,000
Devon Energy Corp.	650,000	39,084,500
Diamondback Energy, Inc.	305,000	36,740,300
EOG Resources, Inc.	345,000	38,546,850
Pioneer Natural Resources Co.	165,000	35,727,450
Weatherford International PLC*	1,700,000	54,893,000

Total Energy		441,056,400
Financials - 5.8%
The Bank of New York Mellon Corp.	650,000	25,038,000
Berkshire Hathaway, Inc., Class B*	100,000	26,702,000
The Charles Schwab Corp.	855,000	61,448,850
State Street Corp.	800,000	48,648,000
	Shares	Value

U.S. Bancorp	750,000	$30,240,000

Total Financials		192,076,850
Health Care - 2.1%
Johnson & Johnson	430,000	70,244,800
Industrials - 10.8%
AMERCO	159,000	80,965,980
Brenntag SE (Germany)	1,250,000	75,564,991
L3Harris Technologies, Inc.	170,000	35,331,100
Lockheed Martin Corp.	95,000	36,697,550
Mitsuboshi Belting, Ltd. (Japan)	91,535	1,907,841
Northrop Grumman Corp.	110,000	51,735,200
Samsung C&T Corp. (South Korea)	500,000	35,828,952
Societe BIC, S.A. (France)	300,000	19,029,213
Yuasa Trading Co., Ltd. (Japan)	800,000	19,360,017

Total Industrials		356,420,844
Information Technology - 7.1%
Cognizant Technology Solutions Corp., Class A	1,485,800	85,344,352
Microsoft Corp.	570,000	132,753,000
Oracle Corp.	250,000	15,267,500

Total Information Technology		233,364,852
Materials - 2.0%
Nihon Parkerizing Co., Ltd. (Japan)	1,868,100	12,036,854
Reliance Steel & Aluminum Co.	310,000	54,067,100

Total Materials		66,103,954

Total Common Stocks (Cost $2,332,469,633)		2,627,992,800

	Principal Amount
Corporate Bonds and Notes - 2.2%
Energy - 0.7%
W&T Offshore, Inc.
9.750%, 11/01/23[2]	$22,824,000	22,371,824
Industrials - 1.5%
Microsoft Corp.
2.000%, 08/08/23	11,500,000	11,282,535
2.375%, 05/01/23	19,000,000	18,802,020
PepsiCo, Inc.
0.750%, 05/01/23	14,623,000	14,345,789
Weatherford International, Ltd. (Bermuda)
11.000%, 12/01/24[2]	7,518,000	7,649,565

Total Industrials		52,079,909

Total Corporate Bonds and Notes (Cost $74,061,611)		74,451,733

AMG Yacktman Focused Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Preferred Stocks - 8.9%
Consumer Discretionary - 1.6%
Hyundai Motor Co., 5.600% (South Korea)	400,000	$23,255,662
Hyundai Motor Co., 6.380% (South Korea)	500,000	29,231,533

Total Consumer Discretionary		52,487,195
Consumer Staples - 0.2%
Amorepacific Corp., 2.550% (South Korea)	250,000	7,291,368
Information Technology - 7.1%
Samsung Electronics Co., Ltd., 2.100% (South Korea)	7,250,000	235,501,001

Total Preferred Stocks (Cost $247,281,506)		295,279,564
Short-Term Investments - 8.1%
Other Investment Companies - 8.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.75%[3]	21,126,351	21,126,351
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.75%[3]	245,803,834	245,803,834

Total Short-Term Investments (Cost $266,930,185)		266,930,185
Value

Total Investments - 98.8% (Cost $2,920,742,935)	$3,264,654,282
Derivatives - (0.3)%	(10,450,000)
Other Assets, less Liabilities - 1.5%	48,524,957
Net Assets - 100.0%	$3,302,729,239

*	Non-income producing security.
[1]	Affiliated issuer. See summary of affiliated investment transaction for details.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, the value of these securities amounted to $30,021,389 or 0.9% of net assets.
[3]	Yield shown represents the September 30, 2022, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.
The following schedule shows the value of affiliated investments at September 30, 2022.
Affiliated Issuers	Number of shares	Purchases	Sales	Net realized gain (loss) for the period	Net change in appreciation (depreciation)	Amount of Dividends or Interest	Value
Hyundai Home Shopping Network Corp.	600,000	$1,940,086	—	—	$(12,059,439)	$94,468	$19,878,271
Open Exchange Traded Written Options Contracts
Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premium	Value
eBay, Inc. (Put)	47.50	01/20/23	9,500	$45,125,000	$5,011,509	$(10,450,000)

AMG Yacktman Focused Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Consumer Staples	$400,784,650	$215,979,206	—	$616,763,856
Communication Services	283,835,850	237,416,123	—	521,251,973
Energy	441,056,400	—	—	441,056,400
Industrials	204,729,830	151,691,014	—	356,420,844
Information Technology	233,364,852	—	—	233,364,852
Financials	192,076,850	—	—	192,076,850
Consumer Discretionary	57,512,350	73,196,921	—	130,709,271
Health Care	70,244,800	—	—	70,244,800
Materials	54,067,100	12,036,854	—	66,103,954
Corporate Bonds and Notes†	—	74,451,733	—	74,451,733
Preferred Stocks†	—	295,279,564	—	295,279,564
Short-Term Investments
Other Investment Companies	266,930,185	—	—	266,930,185
Total Investments in Securities	$2,204,602,867	$1,060,051,415	—	$3,264,654,282
Financial Derivative Instruments - Liabilities
Equity Written Options	—	$(10,450,000)	—	$(10,450,000)
Total Financial Derivative Instruments	—	$(10,450,000)	—	$(10,450,000)

†	All corporate bonds and notes and preferred stocks held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes and preferred stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended September 30, 2022, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at September 30, 2022, was as follows:
Country	% of Long-Term Investments
Bermuda	0.2
Canada	6.5
China	0.9
France	8.5
Germany	2.9
Japan	1.4
Country	% of Long-Term Investments
South Korea	16.5
United Kingdom	2.7
United States	60.4
100.0
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.